Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales	$ 44,629	$ 575,545	$ 2,567,596	$ 866,703	$ 1,300,439	$ 1,406,005
Cost of Goods Sold	18,716	274,401	1,415,693	374,020	690,032	654,937
Gross Profit	25,913	301,144	1,151,903	519,683	610,407	751,068
General and Administrative
General and Administrative expense	79,252	188,817	284,025	529,335	488,177	480,812
Salaries	197,036	228,565	587,928	661,634	772,463	495,269
Travel	38,990	26,381	126,388	66,735	145,170	86,292
Professional Fees	135,441	41,174	359,636	123,383	155,241	111,318
Facility lease and Maintenance	86,781	85,798	260,262	254,708	346,454	363,643
Consulting					243,371	157,149
Bad Debt Expense						259,289
Subcontractors	21,880		83,931
Depreciation and Amortization	7,519	8,073	22,557	24,219	32,292	32,912
Total Expenses	566,899	578,808	1,724,727	1,660,014	2,183,167	1,986,684
Net Profit / (Loss) From Operations	(540,986)	(277,664)	(572,824)	(1,140,331)	(1,572,760)	(1,235,616)
Change in derivative liability	419	(10,745)	(12,980)	1,734,624	1,752,119	(1,270,099)
Gain / (Loss) on debt settlement and write down	0	460,568	2,920	828,666	868,502	399,181
Other Income	9,976		25,790
Interest and Financing fees	(331,177)	(189,171)	(747,451)	(603,240)	(769,369)	(1,329,230)
Net Profit / (Loss) Before Income Taxes	(861,768)	(17,012)	(1,304,546)	819,719	278,492	(3,435,764)
Income Tax Expense	353		(18,315)
Net Profit / (Loss)	(861,415)	(17,012)	(1,322,861)	819,719	278,492	(3,435,764)
Non-controlling interest	(19,059)	19,059	(19,059)	19,059	$ 19,059
Net Profit / (Loss) attributable to Clean Energy Technologies, Inc.	(880,474)	2,047	(1,341,920)	838,778
Other Comprehensive Item
Foreign Currency Translation Gain	(134,031)		(243,135)
Total Comprehensible Income / (Loss)	$ (880,474)	$ 2,047	$ (1,585,055)	$ 838,778
Per Share Information:
Basic weighted average number of common shares outstanding and diluted	1,022,795,657	922,225,702	980,597,678	891,312,514	900,774,064	767,861,170
Diluted weighted average number of common shares outstanding	0	0	0	0	1,367,528,898
Net Profit / (Loss) per common share basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00	$ 0.00	$ (0.00)
Non-controlling interest	$ 19,059	$ (19,059)	$ 19,059	$ (19,059)	$ (19,059)
Net Profit / (Loss) attributable to Clean Energy Technologies, Inc.			$ (1,322,861)	$ 819,719	$ 297,551	$ (3,435,764)